Provisions - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 1,803
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,803
Exchange and other adjustments	7
Provisions applied	(750)
Charge for the year	1,017
At 31 December	2,077
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	323
Exchange and other adjustments	(1)
Provisions applied	0
Charge for the year	0
At 31 December	322
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	803
Exchange and other adjustments	5
Provisions applied	(378)
Charge for the year	675
At 31 December	1,105
Other
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	677
Exchange and other adjustments	3
Provisions applied	(372)
Charge for the year	342
At 31 December	£ 650